Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 351
2024	365
2025	188
Total undiscounted operating lease payments	904
Less: imputed interest	(116)
Present value of operating lease liabilities	788
Current portion of lease liabilities	350	$ 0
Long-term lease liabilities	438	$ 0
Operating Lease, Liability	$ 788